UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT         October 29, 2010
     ---------------------        -----------------         ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            169
                                            ----------

Form 13F Information Table Value Total:     $  206,545
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------   ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                                VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------   ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM              88579Y101   2543      29326   SH         Sole        N/A       29326
ABB LTD                        SPONSORED ADR       375204   1413      66880   SH         Sole        N/A       66880
ABBOTT LABS                    COM                2824100    533      10201   SH         Sole        N/A       10201
ABIOMED INC                    COM                3654100    267      25205   SH         Sole        N/A       25205
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100   1512      62340   SH         Sole        N/A       62340
AIR PRODS & CHEMS INC          COM                9158106    215       2600   SH         Sole        N/A        2600
ALLERGAN INC                   COM               18490102    588       8845   SH         Sole        N/A        8845
ALTERA CORP                    COM               21441100   1991      66000   SH         Sole        N/A       66000
AMERICAN EXPRESS CO            COM               25816109    622      14799   SH         Sole        N/A       14799
AMERIPRISE FINL INC            COM              03076C106    281       5934   SH         Sole        N/A        5934
AMGEN INC                      COM               31162100   1927      34959   SH         Sole        N/A       34959
AMPHENOL CORP NEW              CL A              32095101    760      15515   SH         Sole        N/A       15515
ANADARKO PETE CORP             COM               32511107    463       8112   SH         Sole        N/A        8112
ANGLOGOLD ASHANTI LTD          SPONSORED ADR     35128206    240       5200   SH         Sole        N/A        5200
AON CORP                       COM               37389103   1963      50200   SH         Sole        N/A       50200
APACHE CORP                    COM               37411105   2035      20820   SH         Sole        N/A       20820
APPLE INC                      COM               37833100   2799       9865   SH         Sole        N/A        9865
AT&T INC                       COM              00206R102   2523      88224   SH         Sole        N/A       88224
AUTOMATIC DATA PROCESSING IN   COM               53015103    336       7991   SH         Sole        N/A        7991
BAKER HUGHES INC               COM               57224107    634      14890   SH         Sole        N/A       14890
BANK OF AMERICA CORPORATION    COM               60505104    368      28054   SH         Sole        N/A       28054
BAXTER INTL INC                COM               71813109    200       4200   SH         Sole        N/A        4200
BERKLEY W R CORP               COM               84423102    980      36200   SH         Sole        N/A       36200
BERKSHIRE HATHAWAY INC DEL     CL B              84670207    567       6859   SH         Sole        N/A        6859
POWERSHARES ETF TRUST          DYN BIOT & GEN   73935X856    514      26465   SH         Sole        N/A       26465
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108    673      53050   SH         Sole        N/A       53050
BRISTOL MYERS SQUIBB CO        COM              110122108   1395      51464   SH         Sole        N/A       51464
CANADIAN NAT RES LTD           COM              136385101    359      10370   SH         Sole        N/A       10370
CAREFUSION CORP                COM              14170T101    345      13884   SH         Sole        N/A       13884
CELGENE CORP                   COM              151020104   1836      31875   SH         Sole        N/A       31875
CEMEX SAB DE CV                SPON ADR NEW     151290889    187      22000   SH         Sole        N/A       22000
CHEVRON CORP NEW               COM              166764100   2109      26020   SH         Sole        N/A       26020
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109    410      16760   SH         Sole        N/A       16760
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109   1496      29250   SH         Sole        N/A       29250
CHURCH & DWIGHT INC            COM              171340102    660      10165   SH         Sole        N/A       10165
CIMAREX ENERGY CO              COM              171798101   2997      45291   SH         Sole        N/A       45291
CISCO SYS INC                  COM              17275R102   2935     134027   SH         Sole        N/A      134027
CITIGROUP INC                  COM              172967101    291      74530   SH         Sole        N/A       74530
CITRIX SYS INC                 COM              177376100    390       5710   SH         Sole        N/A        5710
CLEAN ENERGY FUELS CORP        COM              184499101    470      47540   SH         Sole        N/A       47540
CLEAN HARBORS INC              COM              184496107   1592      23500   SH         Sole        N/A       23500
CME GROUP INC                  COM              12572Q105   1626       6243   SH         Sole        N/A        6243
COCA COLA CO                   COM              191216100   3115      53238   SH         Sole        N/A       53238
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    589       9130   SH         Sole        N/A        9130
COLGATE PALMOLIVE CO           COM              194162103   1725      22438   SH         Sole        N/A       22438
COMCAST CORP NEW               CL A SPL         20030N200   2068     121550   SH         Sole        N/A      121550
CONOCOPHILLIPS                 COM              20825C104   1357      23627   SH         Sole        N/A       23627
COSTCO WHSL CORP NEW           COM              22160K105   2716      42120   SH         Sole        N/A       42120
CSX CORP                       COM              126408103    531       9604   SH         Sole        N/A        9604
CVS CAREMARK CORPORATION       COM              126650100   2523      80160   SH         Sole        N/A       80160
DANAHER CORP DEL               COM              235851102   3058      75290   SH         Sole        N/A       75290
DELTA AIR LINES INC DEL        COM NEW          247361702    221      19000   SH         Sole        N/A       19000
DENTSPLY INTL INC NEW          COM              249030107    652      20384   SH         Sole        N/A       20384
DEVON ENERGY CORP NEW          COM              25179M103    731      11286   SH         Sole        N/A       11286
DIRECTV                        COM CL A         25490A101    263       6306   SH         Sole        N/A        6306
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    629      16461   SH         Sole        N/A       16461
DISNEY WALT CO                 COM DISNEY       254687106   2367      71498   SH         Sole        N/A       71498
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106    349       7819   SH         Sole        N/A        7819
E M C CORP MASS                COM              268648102   1378      67840   SH         Sole        N/A       67840
ECOLAB INC                     COM              278865100   4009      79010   SH         Sole        N/A       79010
ELECTRONIC ARTS INC            COM              285512109    951      57900   SH         Sole        N/A       57900
EMERSON ELEC CO                COM              291011104   1882      35742   SH         Sole        N/A       35742
EXELON CORP                    COM              30161N101    669      15717   SH         Sole        N/A       15717
EXPRESS SCRIPTS INC            COM              302182100    704      14460   SH         Sole        N/A       14460
EXXON MOBIL CORP               COM              30231G102   8259     133658   SH         Sole        N/A      133658
FASTENAL CO                    COM              311900104    831      15620   SH         Sole        N/A       15620
FEDEX CORP                     COM              31428X106    279       3265   SH         Sole        N/A        3265
FIDELITY NATL INFORMATION SV   COM              31620M106    356      13110   SH         Sole        N/A       13110
FIRST SOLAR INC                COM              336433107   1860      12620   SH         Sole        N/A       12620
FUEL TECH INC                  COM              359523107    368      58618   SH         Sole        N/A       58618
GALLAGHER ARTHUR J & CO        COM              363576109    316      12000   SH         Sole        N/A       12000
GENERAL ELECTRIC CO            COM              369604103   2572     158304   SH         Sole        N/A      158304
GENWORTH FINL INC              COM CL A         37247D106    208      17000   SH         Sole        N/A       17000
POWERSHARES GLOBAL ETF TRUST   GBL WTR PORT     73936T623   1411      78600   SH         Sole        N/A       78600
GOOGLE INC                     CL A             38259P508   3096       5888   SH         Sole        N/A        5888
HARLEY DAVIDSON INC            COM              412822108    497      17490   SH         Sole        N/A       17490
HARTFORD FINL SVCS GROUP INC   COM              416515104    216       9433   SH         Sole        N/A        9433
HEWLETT PACKARD CO             COM              428236103   1745      41474   SH         Sole        N/A       41474
HOME DEPOT INC                 COM              437076102    586      18512   SH         Sole        N/A       18512
ILLINOIS TOOL WKS INC          COM              452308109    406       8629   SH         Sole        N/A        8629
INSITUFORM TECHNOLOGIES INC    CL A             457667103    354      14650   SH         Sole        N/A       14650
INTEL CORP                     COM              458140100    420      21840   SH         Sole        N/A       21840
INTERNATIONAL BUSINESS MACHS   COM              459200101   2991      22296   SH         Sole        N/A       22296
INTUITIVE SURGICAL INC         COM NEW          46120E602   1180       4160   SH         Sole        N/A        4160
ISHARES TR                     S&P GLB MTRLS    464288695    529       8355   SH         Sole        N/A        8355
JACOBS ENGR GROUP INC DEL      COM              469814107   2030      52455   SH         Sole        N/A       52455
JOHNSON & JOHNSON              COM              478160104   5098      82280   SH         Sole        N/A       82280
JOY GLOBAL INC                 COM              481165108    537       7640   SH         Sole        N/A        7640
JPMORGAN CHASE & CO            COM              46625H100   1415      37188   SH         Sole        N/A       37188
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106    466       6805   SH         Sole        N/A        6805
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100   1895      31453   SH         Sole        N/A       31453
KOHLS CORP                     COM              500255104    554      10525   SH         Sole        N/A       10525
KOPIN CORP                     COM              500600101     41      11450   SH         Sole        N/A       11450
KOREA ELECTRIC PWR             SPONSORED ADR    500631106    220      17000   SH         Sole        N/A       17000
KRAFT FOODS INC                CL A             50075N104   1199      38860   SH         Sole        N/A       38860
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    988      13665   SH         Sole        N/A       13665
LAZARD LTD                     SHS A            G54050102    214       6110   SH         Sole        N/A        6110
LIBERTY GLOBAL INC             COM SER A        530555101    808      26221   SH         Sole        N/A       26221
LIBERTY GLOBAL INC             COM SER C        530555309    899      29403   SH         Sole        N/A       29403
Liberty Starz Ser A            COM              53071M708    206       3180   SH         Sole        N/A        3180
LOEWS CORP                     COM              540424108    841      22200   SH         Sole        N/A       22200
LOWES COS INC                  COM              548661107    447      20055   SH         Sole        N/A       20055
MADISON SQUARE GARDEN INC      CL A             55826P100    233      11039   SH         Sole        N/A       11039
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605    203       4425   SH         Sole        N/A        4425
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105   1212      69190   SH         Sole        N/A       69190
MCDONALDS CORP                 COM              580135101   2721      36515   SH         Sole        N/A       36515
MCKESSON CORP                  COM              58155Q103    217       3520   SH         Sole        N/A        3520
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   1535      29486   SH         Sole        N/A       29486
MEDTRONIC INC                  COM              585055106    867      25810   SH         Sole        N/A       25810
MERCK & CO INC NEW             COM              58933Y105    605      16448   SH         Sole        N/A       16448
MICROSOFT CORP                 COM              594918104   4093     167125   SH         Sole        N/A      167125
MONSANTO CO NEW                COM              61166W101   1239      25849   SH         Sole        N/A       25849
MORGAN STANLEY                 COM NEW          617446448    288      11650   SH         Sole        N/A       11650
MORNINGSTAR INC                COM              617700109    646      14500   SH         Sole        N/A       14500
MYLAN INC                      COM              628530107    254      13500   SH         Sole        N/A       13500
NATIONAL INSTRS CORP           COM              636518102    948      29028   SH         Sole        N/A       29028
NEW ENGLAND BANCSHARES INC C   COM NEW          643863202    421      58741   SH         Sole        N/A       58741
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    953       9765   SH         Sole        N/A        9765
NEWFIELD EXPL CO               COM              651290108   1811      31525   SH         Sole        N/A       31525
NEWMONT MINING CORP            COM              651639106    232       3700   SH         Sole        N/A        3700
NEWS CORP                      CL A             6.52E+108   1234      94508   SH         Sole        N/A       94508
NIKE INC                       CL B             654106103   1664      20760   SH         Sole        N/A       20760
NOBLE ENERGY INC               COM              655044105   1262      16800   SH         Sole        N/A       16800
NORTHEAST UTILS                COM              664397106    488      16510   SH         Sole        N/A       16510
NOVARTIS A G                   SPONSORED ADR    66987V109    330       5725   SH         Sole        N/A        5725
OCCIDENTAL PETE CORP DEL       COM              674599105    495       6320   SH         Sole        N/A        6320
ORACLE CORP                    COM              68389X105   1021      38025   SH         Sole        N/A       38025
PEOPLES UNITED FINANCIAL INC   COM              712704105   2384     182133   SH         Sole        N/A      182133
PEPSICO INC                    COM              713448108   4415      66447   SH         Sole        N/A       66447
PFIZER INC                     COM              717081103   1313      76474   SH         Sole        N/A       76474
PHILIP MORRIS INTL INC         COM              718172109    262       4672   SH         Sole        N/A        4672
PRAXAIR INC                    COM              74005P104   2029      22484   SH         Sole        N/A       22484
PRECISION CASTPARTS CORP       COM              740189105    249       1956   SH         Sole        N/A        1956
PROCTER & GAMBLE CO            COM              742718109   5496      91651   SH         Sole        N/A       91651
PROGRESSIVE CORP OHIO          COM              743315103    854      40900   SH         Sole        N/A       40900
PROSHARES TR                   PSHS ULSHT SP500 74347R883    330      11150   SH         Sole        N/A       11150
QEP RES INC                    COM              74733V100    298       9900   SH         Sole        N/A        9900
QUALCOMM INC                   COM              747525103   1161      25740   SH         Sole        N/A       25740
QUANTA SVCS INC                COM              7.48E+106   2448     128315   SH         Sole        N/A      128315
SCHLUMBERGER LTD               COM              806857108   2202      35748   SH         Sole        N/A       35748
SPDR GOLD TRUST                GOLD SHS         78462F103   2344      18329   SH         Sole        N/A       18329
STANLEY BLACK & DECKER INC     COM              854502101   1399      22824   SH         Sole        N/A       22824
STATE STR CORP                 COM              857477103    435      11560   SH         Sole        N/A       11560
STERLING BANCORP               COM              859158107    173      19921   SH         Sole        N/A       19921
STRYKER CORP                   COM              863667101   2297      45900   SH         Sole        N/A       45900
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   1058      20060   SH         Sole        N/A       20060
TEXTRON INC                    COM              883203101    562      27352   SH         Sole        N/A       27352
THERMO FISHER SCIENTIFIC INC   COM              883556102   3121      65190   SH         Sole        N/A       65190
TORONTO DOMINION BK ONT        COM              891160509    820      11344   SH         Sole        N/A       11344
TRANSOCEAN LTD                 REG SHS          H8817H100   1570      24417   SH         Sole        N/A       24417
UNION PAC CORP                 COM              907818108    224       2737   SH         Sole        N/A        2737
UNITED TECHNOLOGIES CORP       COM              913017109   4306      60458   SH         Sole        N/A       60458
UNITEDHEALTH GROUP INC         COM              91324P102   1251      35638   SH         Sole        N/A       35638
VALE S A                       ADR              9.19E+109    453      14490   SH         Sole        N/A       14490
VARIAN SEMICONDUCTOR EQUIPMN   COM              922207105    214       3530   SH         Sole        N/A        3530
VEECO INSTRS INC DEL           COM              922417100   1118      32050   SH         Sole        N/A       32050
VERIZON COMMUNICATIONS INC     COM              92343V104    603      18506   SH         Sole        N/A       18506
VISA INC                       COM CL A         92826C839   1013      13640   SH         Sole        N/A       13640
WAL MART STORES INC            COM              931142103   3199      59765   SH         Sole        N/A       59765
WASTE MGMT INC DEL             COM              94106L109   1176      32900   SH         Sole        N/A       32900
WELLS FARGO & CO NEW           COM              949746101    275      10954   SH         Sole        N/A       10954
WESTERN UN CO                  COM              959802109    269      15200   SH         Sole        N/A       15200
WILLIAMS COS INC DEL           COM              969457100    370      19363   SH         Sole        N/A       19363
WILLIS GROUP HOLDINGS LTD      SHS              G96655108    752      24400   SH         Sole        N/A       24400
WOODWARD GOVERNOR CO           COM              980745103    921      28420   SH         Sole        N/A       28420
XL CAP LTD                     CL A             G98255105    282      13000   SH         Sole        N/A       13000
YAHOO INC                      COM              984332106    660      46600   SH         Sole        N/A       46600
YUM BRANDS INC                 COM              988498101   1929      41884   SH         Sole        N/A       41884
ZIMMER HLDGS INC               COM              98956P102    468       8952   SH         Sole        N/A        8952